Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenue	$ 1,196	$ 2,158	$ 4,380	$ 4,546	$ 6,012		$ 4,247		$ 0
Costs and expenses
Cost of sales, exclusive of depreciation shown separately below	1,046	969	3,159	2,298	3,284		1,876		0
General and administrative expenses	5,865	6,308	15,732	30,917	37,191		36,640	[1],[2]	8,003	[1],[2]
Research and development	2,169	3,941	7,996	9,657	13,055		9,636	[3]	5,924	[3]
Depreciation expense	5,420	4,031	14,030	10,516	14,326		10,728	[3]	3,031	[3]
Other operating expenses	4,852	6,992	17,930	20,728	29,023		14,002		5,449
Total costs and expenses	19,352	22,241	58,847	74,116	96,879		72,882		22,407
Operating loss	(18,156)	(20,083)	(54,467)	(69,570)	(90,867)		(68,635)		(22,407)
Other income (expense), net
Finance costs, net	389	381	1,471	(1,225)	(652)		(9,738)	[2],[4]	35	[2],[4]
Change in fair value of financial instruments	1,940	6,270	7,520	50,866	58,311		17,983	[4]	9,637	[4]
Loss on extinguishment of debt					0		(37,216)	[4]	(9,240)	[4]
Other income, net	2,277	1,592	4,199	2,111	1,140		1,069	[2]	594	[2]
Total other income (expense), net	4,606	8,243	13,190	51,752	58,799		(27,902)		1,026
Loss before income tax	(13,550)	(11,840)	(41,277)	(17,818)	(32,068)		(96,537)		(21,381)
Income tax (expense) benefit	(4,069)	(2,983)	(6,193)	(5,126)	(4,573)		232		(148)
Net loss available to common stockholders	(17,619)	(14,823)	(47,470)	(22,944)	(36,641)		(96,305)		(21,529)
Other comprehensive loss
Foreign currency translation loss, net of tax	(294)	(373)	(218)	(695)	(226)		(86)		0
Comprehensive loss	$ (17,913)	$ (15,196)	$ (47,688)	$ (23,639)	$ (36,867)		$ (96,391)		$ (21,529)
Basic loss per share for the period attributable to common stockholders (in dollars per share)	$ (0.2)	$ (0.17)	$ (0.53)	$ (0.28)	$ (0.44)		$ (5.78)	[5]	$ (1.34)	[5]
Basic weighted-average common shares outstanding (in shares)	89,739,310	89,002,430	89,476,065	81,221,550	83,188,276	[6]	16,655,634	[5],[6]	16,029,826	[5],[6]
Diluted loss per share for the period attributable to common stockholders (in dollars per share)	$ (0.2)	$ (0.37)	$ (0.53)	$ (0.5)	$ (0.66)		$ (5.78)	[5]	$ (1.34)	[5]
Diluted weighted-average common shares outstanding (in shares)	89,739,310	90,413,087	89,476,065	82,632,207	83,798,149		16,655,634	[5]	16,029,826	[5]

[1]	Certain awards granted by us have a service inception date preceding the grant date. Under IFRS, this resulted in the recognition of stock-based compensation expense prior to the grant date. Under U.S. GAAP, the stock-based compensation expense shall not be recognized until authorization at the grant date.
[2]	Under IFRS, all recognized leases are accounted for similarly to finance leases. Under U.S. GAAP, there is a dual classification on-balance sheet lease accounting model for lessees: finance and operating leases. Operating leases create a straight-line expense, and no interest expense is recognized on the lease liability.
[3]	Under IFRS, certain development expenditures may be capitalized. Under U.S. GAAP, all of our costs relating to R&D activities are expensed as incurred.
[4]	Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt. Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond our control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of our control. Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of our own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger. The Columbia Warrant is recorded at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Loss. Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.
[5]	The change in net loss in the adoption of U.S. GAAP as described in items a-d above impacted net loss per share as follows:
[6]	After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).